Subsidiaries with material non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiaries with material non-controlling interest
Schedule of non-controlling interests

	Country of
	incorporation
	and operation	2025	2024	2023
		%	%	%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.57	38.57	38.57
Apu Coropuna S.R.L.	Peru	30.00	30.00	30.00

	2025	2024	2023
	US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	205,750	169,178	162,863
Apu Coropuna S.R.L.	(175)	(166)	(112)
	205,575	169,012	162,751
Profit (loss) allocated to material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	48,101	13,628	12,855
Apu Coropuna S.R.L.	(58)	(54)	(28)
	48,043	13,574	12,827

Schedule of financial position of subsidiaries

	Statements of financial position
	As of December 31, 2025		As of December 31, 2024
	Sociedad	Apu	Sociedad	Apu
	Minera El	Coropuna	Minera El	Coropuna
	Brocal S.A.A.	S.R.L.	Brocal S.A.A.	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	334,077	204	213,843	178
Non-current assets	484,761	1	467,333	10
Current liabilities	(154,503)	(47)	(117,158)	—
Non-current liabilities	(151,707)	(740)	(148,006)	(740)
Equity	512,628	(582)	416,012	(552)

Attributable to:
Shareholders of the Group	306,878	(407)	246,834	(386)
Non-controlling interests	205,750	(175)	169,178	(166)
	512,628	(582)	416,012	(552)

Schedule of statement of profit or loss of subsidiaries

Statements of profit or loss for the year ended December 31, 2025, 2024 and 2023:

	Sociedad
	Minera El	Apu
	Brocal	Coropuna
	S.A.A.	S.R.L.
	US$(000)	US$(000)
Year 2025 -
Revenues	532,908	—
Profit (loss) for the year	124,712	(194)
Attributable to non-controlling interests	48,101	(58)

Year 2024 -
Revenues	437,884	—
Profit (loss) for the year	35,333	(178)
Attributable to non-controlling interests	13,628	(54)

Year 2023 -
Revenues	432,616	—
Profit (loss) for the year	31,454	(93)
Attributable to non-controlling interests	12,855	(28)